Portfolio of Investments
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 44.5%
	Shares	Value ($)
U.S. Large Cap 44.5%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,504,854	81,186,875
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	6,843,663	162,605,432
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	3,259,627	81,392,883
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	2,360,151	80,740,786
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,334,832	80,691,790
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,337,679	81,873,259
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	7,346,460	162,209,843
Total		730,700,868
Total Equity Funds (Cost $625,830,543)		730,700,868

Exchange-Traded Funds 8.2%

iShares Core U.S. Aggregate Bond ETF	456,400	51,650,788
iShares iBoxx $ Investment Grade Corporate Bond ETF	491,813	62,696,321
SPDR S&P 500 ETF Trust	7,600	2,255,452
Vanguard Total Bond Market ETF	207,310	17,503,183
Total Exchange-Traded Funds (Cost $123,925,956)		134,105,744

Fixed-Income Funds 26.0%

High Yield 1.5%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	3,327,930	24,759,796
Investment Grade 24.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	7,995,650	84,913,801
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,584,643	24,915,962
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	1,876,492	20,829,055
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,367,674	24,931,611
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,484,419	82,253,759
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	7,232,072	79,480,473
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,108,619	11,352,261
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	6,607,904	73,678,130
Total		402,355,052
Total Fixed-Income Funds (Cost $414,517,609)		427,114,848

Residential Mortgage-Backed Securities - Agency 5.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/17/2034- 11/13/2049	3.000%	49,724,000	50,546,001
11/13/2049	3.500%	33,000,000	33,854,004
Total Residential Mortgage-Backed Securities - Agency (Cost $84,363,162)			84,400,005

Options Purchased Puts 0.6%
Value ($)
(Cost $15,082,666)	10,486,625

Money Market Funds 20.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(d)	327,806,402	327,773,622
Total Money Market Funds (Cost $327,774,367)		327,773,622
Total Investments in Securities (Cost: $1,591,494,303)		1,714,581,712
Other Assets & Liabilities, Net		(73,581,298)
Net Assets		1,641,000,414
At September 30, 2019, securities and/or cash totaling $9,845,033 were pledged as collateral.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	1,370	12/2019	USD	204,027,250	—	(2,078,948)
S&P 500 Index	10	12/2019	USD	7,446,250	—	(57,910)
U.S. Long Bond	159	12/2019	USD	25,807,688	—	(318,403)
U.S. Treasury 10-Year Note	215	12/2019	USD	28,017,188	—	(242,305)
U.S. Treasury 2-Year Note	157	12/2019	USD	33,833,500	—	(78,798)
U.S. Treasury 5-Year Note	292	12/2019	USD	34,791,344	—	(187,617)
U.S. Ultra Treasury Bond	70	12/2019	USD	13,433,438	—	(230,382)
Total					—	(3,194,363)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	209,860,170	705	2,100.00	12/18/2020	6,491,979	2,700,150
S&P 500 Index	JPMorgan	USD	90,790,570	305	2,400.00	12/18/2020	1,942,803	2,351,550
S&P 500 Index	Deutsche Bank	USD	77,395,240	260	2,350.00	12/18/2020	1,811,490	1,800,500
S&P 500 Index	Deutsche Bank	USD	86,325,460	290	2,300.00	12/18/2020	2,244,121	1,799,450
S&P 500 Index	Deutsche Bank	USD	53,581,320	180	2,200.00	12/18/2020	1,448,022	883,800
S&P 500 Index	Deutsche Bank	USD	28,279,030	95	2,400.00	12/18/2020	629,189	732,450
S&P 500 Index	Deutsche Bank	USD	19,348,810	65	2,050.00	12/18/2020	515,062	218,725
Total							15,082,666	10,486,625
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	217,862,489	201,558,276	(91,614,363)	327,806,402	—	(6,201)	5,478	4,967,504	327,773,622
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,177,069	328,731	(946)	1,504,854	—	235	8,862,566	—	81,186,875
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	2,424,671	903,673	(414)	3,327,930	—	(257)	1,368,613	1,160,748	24,759,796
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	5,893,841	2,106,458	(4,649)	7,995,650	—	(1,058)	3,675,870	2,515,048	84,913,801
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	5,564,074	1,283,272	(3,683)	6,843,663	—	1,252	24,056,486	—	162,605,432
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	1,862,786	722,657	(800)	2,584,643	—	(128)	763,646	539,611	24,915,962
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	1,542,080	343,463	(9,051)	1,876,492	—	2,549	2,962,265	530,599	20,829,055
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	2,519,935	743,188	(3,496)	3,259,627	—	(3,782)	8,502,331	—	81,392,883
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	1,709,888	658,931	(1,145)	2,367,674	—	(244)	586,916	631,455	24,931,611
2	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	5,385,180	2,103,245	(4,006)	7,484,419	—	(2,015)	2,024,638	4,403,910	82,253,759
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	1,924,261	439,705	(3,815)	2,360,151	—	5,288	11,499,540	—	80,740,786
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	1,973,425	366,314	(4,907)	2,334,832	—	3,757	13,172,765	—	80,691,790
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	2,639,987	701,451	(3,759)	3,337,679	—	789	11,209,894	—	81,873,259
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	5,364,393	1,871,911	(4,232)	7,232,072	—	(631)	3,891,271	1,981,534	79,480,473
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	786,191	322,679	(251)	1,108,619	—	(20)	197,698	109,522	11,352,261
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	4,908,810	1,702,780	(3,686)	6,607,904	—	(401)	3,716,976	1,642,274	73,678,130
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	5,816,558	1,532,355	(2,453)	7,346,460	—	(49)	20,145,849	—	162,209,843
Total					—	(916)	116,642,802	18,482,205	1,485,589,338

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2019	3